COMMITMENTS - OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	$ 153,328,000	$ 240,112,000
Total operating lease expenses recognized in the consolidated income statements (External services provided by other companies-Leases)	67,902,000	66,923,000	$ 63,014,000
Total operating lease expenses recognized in the consolidated income statements (Infrastructure Leases)	13,856,000	11,889,000	3,376,000
Contingent payments on operating leases		0	0	$ 0
Payment commitment for the early cancellation of leases	114,215,000	137,684,000	$ 122,480,000
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	41,217,000	63,178,000
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	81,735,000	124,913,000
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum future lease payments under non-cancellable operating leases	$ 30,376,000	$ 52,021,000